Lease Arrangements	6 Months Ended
Jun. 30, 2019
Lease Arrangements
Lease Arrangements

13    Lease Arrangements

Charters-out

The future minimum charter revenue, expected to be earned on non-cancellable time charters and bareboat charters classified as operating leases consisted of the following as of June 30, 2019 (in thousands):

Remainder of 2019	$184,430
2020	362,091
2021	339,528
2022	268,529
2023	182,786
2024 and thereafter	119,284
Total future rentals	$1,456,648

Revenue from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the future minimum rentals, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future. The off-hire assumptions used relate mainly to drydocking and special survey maintenance carried out approximately every 2.5 years per vessel, or every 5 years for vessels less than 15-years old, and which may last approximately 10 to 15 days.